Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Select Small Cap Value Fund - Class A | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Small Cap Value Fund - Class A | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Small Cap Value Fund - Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Small Cap Value Fund - Class A | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Class A | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Class A | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Class A | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Class A | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Class A | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Class A | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Select Small Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Select Small Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Small Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Small Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Small Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Small Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Small Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Small Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Small Cap Value Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Small Cap Value Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Small Cap Value Fund - Institutional Class | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Small Cap Value Fund - Institutional Class | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Small Cap Value Fund - Institutional Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Small Cap Value Fund - Institutional Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional Class | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional Class | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional Class | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional Class | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Select Small Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Select Small Cap Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Small Cap Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Small Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Small Cap Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Small Cap Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Small Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Small Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Small Cap Value Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Small Cap Value Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Small Cap Value Fund - Institutional 2 Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Small Cap Value Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Small Cap Value Fund - Institutional 3 Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Small Cap Value Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%